Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.19%
Brazil: 5.05%
Ambev SA ADR (Consumer staples, Beverages)	1,950,000	$4,017,000
Atacadao SA (Consumer staples, Consumer staples distribution & retail)	9,127,000	14,942,323
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	22,605,515	43,363,390
Banco Bradesco SA ADR (Financials, Banks)	5,976,276	13,267,333
Cia Brasileira de Aluminio (Materials, Metals & mining)	5,132,562	4,818,455
Diagnosticos da America SA (Health care, Health care providers & services)†	3,700,673	1,799,254
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	36,001,316	25,905,493
Localiza Rent a Car SA (Industrials, Ground transportation)	1,523,500	11,805,735
Lojas Renner SA (Consumer discretionary, Specialty retail)	9,056,892	21,232,532
Magazine Luiza SA (Consumer discretionary, Broadline retail)†	2,259,980	4,423,146
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	7,611,868
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	562,079	8,020,867
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,046,720	9,987,266
Suzano SA (Materials, Paper & forest products)	646,000	6,151,456
Vale SA ADR (Materials, Metals & mining)	1,386,884	15,047,692
		192,393,810
Chile: 2.38%
Banco Santander Chile ADR (Financials, Banks)	1,190,492	23,905,079
Falabella SA (Consumer discretionary, Broadline retail)†	15,621,694	51,747,509
Sociedad Quimica y Minera de Chile SA ADR (Industrials, Electrical equipment)	389,691	14,831,640
		90,484,228
China: 18.18%
Agora, Inc. ADR (Information technology, Software)†	1,224,765	3,061,913
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	3,610,000	35,523,204
Alibaba Group Holding Ltd. ADR (Consumer discretionary, Broadline retail)	880,837	69,453,997
China Literature Ltd. (Communication services, Media)144A†	5,226,168	16,934,913
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,373,400	3,263,451
FinVolution Group ADR (Financials, Consumer finance)	3,499,786	19,528,806
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	2,531,768	6,304,102
Hua Medicine (Health care, Pharmaceuticals)144A†	8,733,136	1,417,545
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	18,450,000	14,785,292
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	936,000	9,156,150
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	10,265,207	19,120,108
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
China(continued)
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,489,070	$62,158,616
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	28,110,600	14,264,167
Tencent Holdings Ltd. (Communication services, Interactive media & services)	3,962,700	182,864,556
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,231,402	31,641,280
Trip.com Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	747,682	31,798,915
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	4,912,500	31,383,974
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)	2,958,967	40,360,310
Want Want China Holdings Ltd. (Consumer staples, Food products)	73,625,800	44,197,060
Weibo Corp. ADR (Communication services, Interactive media & services)	1,956,212	15,101,957
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	2,864,500	4,189,776
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	14,027,100	30,127,823
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)♠†	2,439,291	1,393,323
Zhou Hei Ya International Holdings Co. Ltd. (Consumer staples, Food products)144A	18,612,726	3,907,363
		691,938,601
Colombia: 0.38%
Bancolombia SA ADR (Financials, Banks)	429,100	14,297,612
Hong Kong: 3.78%
AIA Group Ltd. (Financials, Insurance)	8,307,500	55,567,667
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	78,455,400	12,763,130
WH Group Ltd. (Consumer staples, Food products)144A	116,238,195	75,559,908
		143,890,705
India: 16.85%
Axis Bank Ltd. (Financials, Banks)	3,301,923	46,125,556
Bajaj Finance Ltd. (Financials, Consumer finance)	153,281	12,490,382
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	4,939,052	88,230,810
Dalmia Bharat Ltd. (Materials, Construction materials)	624,658	13,834,958
Fortis Healthcare Ltd. (Health care, Health care providers & services)	3,629,970	21,780,921
HDFC Bank Ltd. (Financials, Banks)	4,244,376	82,019,413
HDFC Bank Ltd. ADR (Financials, Banks)	378,752	22,728,908
IDFC First Bank Ltd. (Financials, Banks)†	9,124,275	8,302,730
ITC Ltd. (Consumer staples, Tobacco)	13,777,139	81,680,113
Kotak Mahindra Bank Ltd. (Financials, Banks)	1,027,262	22,254,547
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
India(continued)
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	450,000	$16,223,589
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels)144A	2,297,274	165,633,455
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	964,273	20,236,691
UltraTech Cement Ltd. (Materials, Construction materials)	279,000	39,668,978
		641,211,051
Indonesia: 4.00%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	118,651,000	34,490,920
Bank Central Asia Tbk. PT (Financials, Banks)	62,747,500	39,651,326
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	43,792,500	12,600,857
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	231,500,000	41,115,425
Telkom Indonesia Persero Tbk. PT ADR (Communication services, Diversified telecommunication services)	1,377,471	24,574,083
		152,432,611
Luxembourg: 1.06%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	188,407	1,730,710
InPost SA (Industrials, Air freight & logistics)†	2,222,122	38,499,451
		40,230,161
Mexico: 6.54%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	3,577,304	59,812,523
Becle SAB de CV (Consumer staples, Beverages)	15,009,921	24,676,823
Cemex SAB de CV ADR (Materials, Construction materials)	3,558,277	22,844,138
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	35,401,850	45,033,753
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	584,025	64,388,756
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	2,143,566	16,097,167
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,872,900	16,215,973
		249,069,133
Philippines: 0.63%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	8,425,533
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	2,790,635
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	12,668,996
		23,885,164
Russia: 0.00%
LUKOIL PJSC (Acquired 4-9-2002, cost $16,145,227) (Energy, Oil, gas & consumable fuels)♦†˃	340,179	0
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Russia(continued)
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃	80,400	$0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
Saudi Arabia: 0.40%
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,054,104	15,111,683
Singapore: 1.34%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	8,505,105	28,066,847
Sea Ltd. ADR (Communication services, Entertainment)†	347,740	22,846,518
		50,913,365
South Africa: 3.39%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	6,378,543	27,677,402
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,601,500	60,352,866
Standard Bank Group Ltd. (Financials, Banks)	2,147,090	26,168,955
Tiger Brands Ltd. (Consumer staples, Food products)	1,221,933	14,951,025
		129,150,248
South Korea: 15.24%
KT Corp. (Communication services, Diversified telecommunication services)	335,000	9,755,669
KT Corp. ADR (Communication services, Diversified telecommunication services)	4,404,713	64,176,668
KT&G Corp. (Consumer staples, Tobacco)	364,091	24,820,759
LG Chem Ltd. (Materials, Chemicals)	87,809	19,746,854
NAVER Corp. (Communication services, Interactive media & services)	284,000	36,222,045
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	4,355,800	268,588,293
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	634,848	44,804,745
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	47,375	11,139,249
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	515,500	73,934,807
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	474,000	18,755,695
SK Telecom Co. Ltd. ADR (Communication services, Wireless telecommunication services)	360,000	8,074,800
		580,019,584
Taiwan: 15.82%
104 Corp. (Industrials, Professional services)	1,655,000	11,545,177
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,420,000	18,238,232
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Taiwan(continued)
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,690,881	$64,397,404
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	3,220,000	27,274,153
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,600,224	192,537,043
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	1,487,052	246,553,222
Uni-President Enterprises Corp. (Consumer staples, Food products)	16,182,368	41,587,152
		602,132,383
Thailand: 2.42%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,033,139	8,367,461
PTT PCL (Energy, Oil, gas & consumable fuels)	23,259,000	20,717,443
SCB X PCL (Financials, Banks)	8,405,100	24,287,426
Thai Beverage PCL (Consumer staples, Beverages)	102,927,000	38,868,090
		92,240,420
United Arab Emirates: 0.09%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	4,352,703	3,596,412
United States: 1.64%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	25,916	43,251,212
Southern Copper Corp. (Materials, Metals & mining)	181,577	19,357,924
		62,609,136
Total common stocks (Cost $2,860,876,214)		3,775,606,307

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.42%
Brazil: 0.42%
Gerdau SA (Materials, Metals & mining)	0.05	2,365,600	7,636,971
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.08	1,272,900	8,419,011
Total preferred stocks (Cost $15,526,500)			16,055,982
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Brazil: 0.00%
Localiza Rent a Car SA (Industrials, Ground transportation)†	8-6-2024	15,393	$31,542
Total rights (Cost $0)			31,542
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services)♦†	4-30-2025	72,020	16,501
Total warrants (Cost $0)			16,501

		Yield
Short-term investments: 1.05%
Investment companies: 1.05%
Allspring Government Money Market Fund Select Class♠∞		5.25%	39,897,709	39,897,709
Total short-term investments (Cost $39,897,709)				39,897,709
Total investments in securities (Cost $2,916,461,114)	100.66%			3,831,608,041
Other assets and liabilities, net	(0.66)			(25,106,863)
Total net assets	100.00%			$3,806,501,178

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $35,789,377), representing 0.00% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
6 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$2,512,470	$0	$0	$0	$(1,119,147)	$1,393,323	2,439,291	$0
Short-term investments
Allspring Government Money Market Fund Select Class	103,234,358	365,470,408	(428,807,057)	0	0	39,897,709	39,897,709	4,712,598
				$0	$(1,119,147)	$41,291,032		$4,712,598

†	Non-income-earning security
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 7

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$192,393,810	$0	$0	$192,393,810
Chile	90,484,228	0	0	90,484,228
China	262,841,663	429,096,938	0	691,938,601
Colombia	14,297,612	0	0	14,297,612
Hong Kong	0	143,890,705	0	143,890,705
India	188,362,363	452,848,688	0	641,211,051
Indonesia	64,225,409	88,207,202	0	152,432,611
Luxembourg	0	40,230,161	0	40,230,161
Mexico	249,069,133	0	0	249,069,133
Philippines	2,790,635	21,094,529	0	23,885,164
Russia	0	0	0	0
Saudi Arabia	0	15,111,683	0	15,111,683
Singapore	50,913,365	0	0	50,913,365
South Africa	14,951,025	114,199,223	0	129,150,248
South Korea	72,251,468	507,768,116	0	580,019,584
Taiwan	246,553,222	355,579,161	0	602,132,383
Thailand	45,004,869	47,235,551	0	92,240,420
United Arab Emirates	3,596,412	0	0	3,596,412
United States	62,609,136	0	0	62,609,136
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	16,055,982	0	0	16,055,982
Rights
Brazil	0	31,542	0	31,542
Warrants
Brazil	0	16,501	0	16,501
Short-term investments
Investment companies	39,897,709	0	0	39,897,709
Total assets	$1,616,298,041	$2,215,310,000	$0	$3,831,608,041
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Fund | 9